Financial risk review - Schedule of Risk Arising from Financial Instruments (Details) $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Assets
Cash and due from banks	$ 2,047,452	$ 1,241,586
Loans	7,195,567	6,763,020
Total	10,743,792	9,283,910	$ 8,038,111
Liabilities
Borrowings and debt	(4,351,988)	(4,416,511)	(3,304,178)	$ (1,966,271)
Total	(9,539,968)	(8,214,563)	$ (7,046,321)
Foreign exchange risk
Assets
Cash and due from banks	1,805	5,569
Loans	334,889	301,765
Total	336,694	307,334
Liabilities
Borrowings and debt	(335,991)	(306,603)
Total	(335,991)	(306,603)
Net currency position	$ 703	$ 731
Brazilian real | Foreign exchange risk
Exposure to currency risk
Exchange rate	4.85	5.29
Assets
Cash and due from banks	$ 10	$ 26
Loans	0	0
Total	10	26
Liabilities
Borrowings and debt	0	0
Total	0	0
Net currency position	$ 10	$ 26
European euro | Foreign exchange risk
Exposure to currency risk
Exchange rate	1.10	1.07
Assets
Cash and due from banks	$ 387	$ 53
Loans	30,360	0
Total	30,747	53
Liabilities
Borrowings and debt	(30,360)	0
Total	(30,360)	0
Net currency position	$ 387	$ 53
Japanese yen | Foreign exchange risk
Exposure to currency risk
Exchange rate	141.00	130.96
Assets
Cash and due from banks	$ 45	$ 4
Loans	0	0
Total	45	4
Liabilities
Borrowings and debt	0	0
Total	0	0
Net currency position	$ 45	$ 4
Colombian peso | Foreign exchange risk
Exposure to currency risk
Exchange rate	3,875.97	4,854.37
Assets
Cash and due from banks	$ 35	$ 9
Loans	0	0
Total	35	9
Liabilities
Borrowings and debt	0	0
Total	0	0
Net currency position	$ 35	$ 9
Mexican peso | Foreign exchange risk
Exposure to currency risk
Exchange rate	16.98	19.50
Assets
Cash and due from banks	$ 1,314	$ 5,439
Loans	304,529	301,765
Total	305,843	307,204
Liabilities
Borrowings and debt	(305,631)	(306,603)
Total	(305,631)	(306,603)
Net currency position	212	601
Other currencies | Foreign exchange risk
Assets
Cash and due from banks	14	38
Loans	0	0
Total	14	38
Liabilities
Borrowings and debt	0	0
Total	0	0
Net currency position	$ 14	$ 38